Organization and principal activities (Tables)	12 Months Ended
Dec. 31, 2024
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Summary of Principal Subsidaries, Consolidated VIE and Subsidiaries of VIE

Principal Subsidiaries	Date of Incorporation/ Establishment	Place of Incorporation/ Establishment	Percentage of Direct Economic Interest	Principal Activities
Smart Choice Ventures Limited	January 14, 2015	British Virgin Islands	100%	Investment holding
Hong Kong Smart Choice Ventures Limited	February 18, 2015	Hong Kong	100%	Investment holding
Synergy Wealth Management Limited	August 31, 2023	Hong Kong	100%	Insurance brokerage service
Zhixuan International Management Consulting (Shenzhen) Co., Ltd (“Zhixuan”)	June 9, 2015	PRC	100%	Investment and investment consulting service
VIE
Shenzhen Huiye Tianze Investment Holding Co., Ltd (“Huiye Tianze”)	October 30, 2014	PRC	Not applicable	Investment and investment consulting service
VIE’s Principal Subsidiaries
Huize Insurance Brokerage Co., Ltd. (“Huize Insurance Brokerage”)	October 14, 2011	PRC	Not applicable	Insurance brokerage service
Shenzhen Detong Insurance Agency Co., Ltd. (formerly known as Shanghai Senhao Insurance Agency Co., Ltd)	March 12, 2022	PRC	Not applicable	Insurance agency service